UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549
		FORM 13F
Report for the Calendar Year or Quarter Ended:
		September 30, 2012

Check here if Amendment 		[ ]:  Amendment Number: ______
This Amendment (Check only one.):	[ ] a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

	Name:		Heartland Financial USA, Inc.
	Address:	1398 Central Avenue
			Dubuque, Iowa 52001

Form 13F file number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:		Bruce C. Rehmke

Title:		Executive Vice President, Wealth Management Group

Phone:		563-589-2000

Signature, Place, and Date of Signing:


/s/ Bruce C. Rehmke
_______________________________
Dubuque, Iowa
November 7, 2012

Report Type (Check only one.):
[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST of Other Managers:
No. Form 13F 	File Number 		Name
1.	 	028-10581 		Dubuque Bank & Trust Company